INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Amount
Provision at statutory rate									$ 366	$ 706	$ 782
State income tax, net of federal tax benefit									108	183	206
Tax exempt income											(6)
Bank Owned Life Insurance									(24)	(25)	(26)
Other, net									(5)	6	(24)
Total	$ 82	$ 91	$ 123	$ 149	$ 175	$ 218	$ 194	$ 283	$ 445	$ 870	$ 932
% of Pretax Income
Provision at statutory rate									21.00%	21.00%	21.00%
Impact of change in Federal corporate tax rate
State income tax, net of federal tax benefit									6.20%	5.40%	5.50%
Tax exempt income											(0.20%)
Bank Owned Life Insurance									(1.40%)	(0.70%)	(0.70%)
Other, net									(0.20%)	0.20%	(0.60%)
Actual tax expense and effective rate									25.60%	25.90%	25.00%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions	$ 3,900								$ 3,900